Intangible Assets - Aggregate Amortization Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 161	$ 175	$ 179
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	24	24	28
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	26	30	34
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	11	14	16
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 100	$ 107	$ 101